UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund:    BlackRock Dividend Income Trust (formerly, BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Dividend Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Dividend Income Trust (formerly BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.5%
Australia & New Zealand Banking Group Ltd.	18,600	$496,951
BHP Billiton Ltd. — ADR	8,012	502,593
National Australia Bank Ltd.	34,200	959,651
Santos Ltd.	68,500	840,535
Treasury Wine Estates Ltd.	35,666	152,827

		2,952,557
Belgium — 0.5%
Mobistar SA	4,620	65,886
Solvay SA	2,400	325,331

		391,217
Canada — 2.8%
Bank of Nova Scotia (a)	12,200	689,049
Enbridge, Inc.	25,000	1,109,191
Suncor Energy, Inc. (a)	3,550	112,193
TransCanada Corp. (a)	10,900	498,040

		2,408,473
France — 3.2%
Bouygues SA	8,323	243,714
Sanofi	3,400	355,926
Total SA — ADR (a)	28,700	1,522,535
Vinci SA	12,100	654,501

		2,776,676
Germany — 2.7%
Allianz SE	3,700	576,578
BASF SE	9,900	877,424
SAP AG — ADR (a)	5,650	411,829
Siemens AG — ADR (a)	4,000	441,840

		2,307,671
Hong Kong — 0.8%
Hang Seng Bank Ltd.	17,900	273,786
Hopewell Holdings Ltd.	140,684	445,785

		719,571
Japan — 1.8%
Canon, Inc. — ADR (a)	10,100	311,484
Oracle Corp. Japan	9,700	377,853
Ricoh Co. Ltd.	33,000	370,465
Takeda Pharmaceutical Co. Ltd.	11,200	499,455

		1,559,257
Netherlands — 0.6%
Royal Dutch Shell PLC — ADR	6,950	475,033
Singapore — 0.9%
Keppel Corp. Ltd.	55,800	454,203
Keppel REIT	11,360	11,358
United Overseas Bank Ltd.	19,310	325,743

		791,304
Spain — 0.3%
Iberdrola SA	43,030	238,113

Common Stocks	Shares	Value
Sweden — 2.8%
Hennes & Mauritz AB, B Shares	22,900	$855,808
Ratos AB, B Shares	40,100	357,731
Scania AB, B Shares	37,600	784,441
TeliaSonera AB	54,000	390,573

		2,388,553
Switzerland — 0.8%
Nestle SA	5,800	392,559
Zurich Insurance Group AG	1,126	303,309

		695,868
United Kingdom — 6.3%
AstraZeneca PLC	17,700	897,851
BHP Billiton PLC	14,150	405,039
British American Tobacco PLC	17,300	922,905
GlaxoSmithKline PLC	32,425	829,555
HSBC Holdings PLC — ADR (a)	24,100	1,367,675
Man Strategic Holdings PLC (b)	76,400	92,946
SSE PLC	35,000	837,890

		5,353,861
United States — 70.5%
3M Co.	12,300	1,444,389
Abbott Laboratories (a)	11,100	406,593
AbbVie, Inc.	10,487	476,949
Aflac, Inc. (a)	7,100	437,928
Altria Group, Inc. (a)	41,700	1,462,002
Ameren Corp. (a)	23,300	834,373
American Express Co. (a)	7,000	516,390
AT&T Inc. (a)	65,150	2,297,842
Automatic Data Processing, Inc.	13,900	1,002,051
Bank of America Corp. (a)	17,800	259,880
Bristol-Myers Squibb Co. (a)	36,100	1,560,964
Chevron Corp. (a)	16,600	2,089,774
The Chubb Corp.	6,500	562,250
Cincinnati Financial Corp. (a)	11,800	578,200
The Coca-Cola Co. (a)	22,200	889,776
Dominion Resources, Inc.	24,300	1,441,233
Duke Energy Corp. (a)	5,200	369,200
Emerson Electric Co. (a)	27,200	1,669,264
Equity Residential — REIT (a)	11,000	616,000
Exxon Mobil Corp.	28,200	2,643,748
Frontier Communications Corp.	208,300	908,188
General Electric Co. (a)	54,600	1,330,602
General Mills, Inc.	35,800	1,861,600
Genuine Parts Co. (a)	6,200	508,338
The Goldman Sachs Group, Inc. (a)	2,700	442,881
HCP, Inc. — REIT (a)	12,000	526,440
Health Care REIT, Inc. (a)	10,700	690,043
The Home Depot, Inc. (a)	19,900	1,572,697
Honeywell International, Inc. (a)	12,200	1,012,356
Hudson City Bancorp, Inc.	25,800	246,648

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound	HKD Hong Kong Dollar JPY Japanese Yen REIT Real Estate Investment Trust SEK Swedish Krona SGD Singapore Dollar USD US Dollar

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Dividend Income Trust (formerly BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Intel Corp. (a)	43,400	$1,011,220
International Business Machines Corp. (a)	7,425	1,448,172
Johnson & Johnson (a)	16,100	1,505,350
Kraft Foods Group, Inc.	9,933	562,009
Liberty Property Trust — REIT	7,400	282,754
M&T Bank Corp.	4,500	525,870
Mattel, Inc. (a)	12,100	508,563
McDonald’s Corp. (a)	13,000	1,275,040
Merck & Co., Inc. (a)	18,100	871,877
MetLife, Inc. (a)	7,000	338,940
Microchip Technology, Inc. (a)	20,200	802,748
Microsoft Corp.	38,000	1,209,540
Mondelez International, Inc., Class A	30,700	959,989
NextEra Energy, Inc. (a)	16,300	1,411,743
PepsiCo, Inc. (a)	7,800	651,612
Pfizer, Inc. (a)	51,500	1,505,345
Philip Morris International, Inc. (a)	11,900	1,061,242
PPG Industries, Inc. (a)	6,200	994,728
The Procter & Gamble Co. (a)	16,100	1,292,830
Prudential Financial, Inc. (a)	19,200	1,516,224
Reynolds American, Inc. (a)	12,800	632,704
Sempra Energy (a)	5,000	438,150
T Rowe Price Group, Inc. (a)	5,900	443,916
U.S. Bancorp (a)	22,800	850,896
United Technologies Corp. (a)	9,900	1,045,143
Ventas, Inc. — REIT (a)	11,213	737,143
Verizon Communications, Inc. (a)	29,100	1,439,868
Wal-Mart Stores, Inc.	9,050	705,357
The Walt Disney Co. (a)	26,800	1,732,620
Wells Fargo & Co.	31,200	1,357,200
Wisconsin Energy Corp. (a)	8,300	360,884

		60,138,276
Total Long-Term Investments (Cost — $78,239,581) — 97.5%		83,196,430

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	2,807,035	$2,807,035
Total Short-Term Securities (Cost — $2,807,035) — 3.3%		2,807,035
Total Investments Before Options Written (Cost — $81,046,616*) — 100.8%		86,003,465

Options Written
(Premiums Received — $634,864) — (0.9)%		(727,548)
Total Investments Net of Options Written — 99.9%		85,275,917
Other Assets Less Liabilities — 0.1%		69,374

Net Assets — 100.0%		$85,345,291

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$85,818,147

Gross unrealized appreciation	$2,047,235
Gross unrealized depreciation	(1,861,917)

Net unrealized appreciation	$185,318

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,623,356	183,679	2,807,035	$2,617	$19

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Dividend Income Trust (formerly BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	5,843	CAD	6,000	Bank of America N.A.	8/01/13	$1
USD	7,217	AUD	8,000	Morgan Stanley Capital Sevices LLC	8/02/13	26

Total						$27

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Abbott Laboratories	Call	USD	37.80	8/01/13	45	$—
Equity Residential - REIT	Call	USD	56.00	8/02/13	44	(1,126)
Cincinnati Financial Corp.	Call	USD	48.00	8/06/13	47	(5,900)
Total SA - ADR	Call	USD	51.60	8/08/13	38	(6,582)
Pfizer, Inc.	Call	USD	28.50	8/13/13	128	(10,508)
Altria Group, Inc.	Call	USD	37.00	8/19/13	170	(255)
Ameren Corp.	Call	USD	35.00	8/19/13	93	(10,230)
American Express Co.	Call	USD	77.50	8/19/13	10	(190)
AT&T Inc.	Call	USD	36.00	8/19/13	89	(1,291)
AT&T Inc.	Call	USD	37.00	8/19/13	19	(48)
Bank of America Corp.	Call	USD	14.00	8/19/13	36	(2,484)
Emerson Electric Co.	Call	USD	57.50	8/19/13	30	(12,000)
General Electric Co.	Call	USD	24.00	8/19/13	110	(5,995)
HCP, Inc. - REIT	Call	USD	45.00	8/19/13	11	(303)
The Home Depot, Inc.	Call	USD	80.00	8/19/13	26	(1,859)
The Home Depot, Inc.	Call	USD	82.50	8/19/13	26	(390)
Honeywell International, Inc.	Call	USD	85.00	8/19/13	25	(763)
HSBC Holdings PLC - ADR	Call	USD	52.50	8/19/13	95	(42,036)
Johnson & Johnson	Call	USD	92.50	8/19/13	32	(5,344)
McDonald’s Corp.	Call	USD	100.00	8/19/13	52	(1,742)
Merck & Co., Inc.	Call	USD	47.00	8/19/13	18	(2,484)
Merck & Co., Inc.	Call	USD	48.00	8/19/13	17	(1,173)
MetLife, Inc.	Call	USD	46.00	8/19/13	28	(7,462)
NextEra Energy, Inc.	Call	USD	82.50	8/19/13	21	(9,030)
PepsiCo, Inc.	Call	USD	87.50	8/19/13	31	(248)
PPG Industries, Inc.	Call	USD	155.00	8/19/13	25	(16,125)
The Procter & Gamble Co.	Call	USD	77.50	8/19/13	33	(12,293)
Prudential Financial, Inc.	Call	USD	82.50	8/19/13	20	(960)
SAP AG - ADR	Call	USD	75.00	8/19/13	22	(990)
Sempra Energy	Call	USD	87.50	8/19/13	20	(2,750)
Siemens AG - ADR	Call	USD	106.99	8/19/13	16	(6,960)
TransCanada Corp.	Call	CAD	48.00	8/19/13	14	(273)
U.S. Bancorp	Call	USD	37.00	8/19/13	22	(1,419)
U.S. Bancorp	Call	USD	38.00	8/19/13	11	(209)
United Technologies Corp.	Call	USD	95.00	8/19/13	20	(21,400)
The Walt Disney Co.	Call	USD	65.00	8/19/13	107	(12,733)
The Goldman Sachs Group, Inc.	Call	USD	165.00	8/23/13	11	(3,493)
Total SA - ADR	Call	USD	53.75	8/29/13	115	(6,443)
Verizon Communications, Inc.	Call	USD	52.00	9/09/13	115	(2,647)
Bristol-Myers Squibb Co.	Call	USD	45.00	9/16/13	144	(7,775)
Chevron Corp.	Call	USD	127.00	9/16/13	66	(10,761)
Canon, Inc. - ADR	Call	USD	31.25	9/18/13	40	(3,920)
Pfizer, Inc.	Call	USD	29.55	9/21/13	52	(2,741)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Dividend Income Trust (formerly BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)

•	Exchange-traded options written as of July 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
T Rowe Price Group, Inc.	Call	USD	80.00	9/21/13	24	$(1,402)
Aflac, Inc.	Call	USD	62.50	9/23/13	28	(3,024)
AT&T Inc.	Call	USD	36.00	9/23/13	152	(6,536)
Bank of America Corp.	Call	USD	15.00	9/23/13	35	(1,243)
Bank of Nova Scotia	Call	CAD	60.00	9/23/13	49	(1,527)
The Coca-Cola Co.	Call	USD	41.00	9/23/13	89	(3,827)
Duke Energy Corp.	Call	USD	72.50	9/23/13	20	(1,100)
Emerson Electric Co.	Call	USD	62.50	9/23/13	78	(7,800)
General Electric Co.	Call	USD	25.00	9/23/13	108	(3,132)
Genuine Parts Co.	Call	USD	85.00	9/23/13	25	(2,500)
Health Care REIT, Inc.	Call	USD	70.00	9/23/13	42	(1,050)
The Home Depot, Inc.	Call	USD	80.00	9/23/13	27	(4,752)
Intel Corp.	Call	USD	23.00	9/23/13	108	(7,938)
International Business Machines Corp.	Call	USD	200.00	9/23/13	29	(5,626)
Johnson & Johnson	Call	USD	95.00	9/23/13	32	(3,056)
Mattel, Inc.	Call	USD	44.00	9/23/13	48	(1,200)
Merck & Co., Inc.	Call	USD	48.00	9/23/13	20	(2,190)
Microchip Technology, Inc.	Call	USD	41.00	9/23/13	80	(6,000)
Philip Morris International, Inc.	Call	USD	90.00	9/23/13	47	(7,943)
Reynolds American, Inc.	Call	USD	52.50	9/23/13	51	(765)
Suncor Energy, Inc.	Call	CAD	33.00	9/23/13	14	(954)
TransCanada Corp.	Call	CAD	48.00	9/23/13	29	(1,864)
U.S. Bancorp	Call	USD	38.00	9/23/13	58	(2,900)
United Technologies Corp.	Call	USD	105.00	9/23/13	18	(4,842)
Ventas, Inc. - REIT	Call	USD	75.00	9/23/13	44	(660)
Wisconsin Energy Corp.	Call	USD	45.00	9/23/13	33	(1,980)
The Procter & Gamble Co.	Call	USD	81.50	9/24/13	31	(4,996)

Total						$(334,142)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
3M Co.	Credit Suisse International	Call	USD	110.02	8/02/13	4,900	$(36,312)
Automatic Data Processing, Inc.	Morgan Stanley & Co. International PLC	Call	USD	70.19	8/06/13	5,500	(10,928)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	78.81	8/06/13	4,400	(34,338)
Royal Dutch Shell PLC - ADR	Citibank N.A.	Call	USD	68.51	8/06/13	2,800	(560)
BASF SE	Morgan Stanley & Co. International PLC	Call	EUR	74.54	8/07/13	4,000	(4)
BHP Billiton PLC	Deutsche Bank AG	Call	GBP	19.23	8/07/13	5,700	(1,221)
Enbridge, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	44.19	8/07/13	5,000	(7,045)
Kraft Foods Group, Inc.	Morgan Stanley & Co. International PLC	Call	USD	55.45	8/07/13	3,900	(5,709)
The Chubb Corp.	Credit Suisse International	Call	USD	88.39	8/08/13	2,600	(320)
Mondelez International, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	29.28	8/08/13	4,000	(8,250)
Liberty Property Trust - REIT	Citibank N.A.	Call	USD	37.37	8/09/13	3,000	(4,125)
Honeywell International, Inc.	Morgan Stanley & Co. International PLC	Call	USD	79.68	8/12/13	2,500	(8,670)
British American Tobacco PLC	Morgan Stanley & Co. International PLC	Call	GBP	35.35	8/14/13	7,000	(4,590)
Iberdrola SA	Citibank N.A.	Call	EUR	4.19	8/14/13	17,000	(1,619)
Sanofi	Morgan Stanley & Co. International PLC	Call	EUR	79.18	8/14/13	1,400	(2,440)
American Express Co.	Citibank N.A.	Call	USD	75.58	8/20/13	1,800	(1,165)
Dominion Resources, Inc.	Morgan Stanley & Co. International PLC	Call	USD	57.78	8/22/13	3,600	(7,672)
Frontier Communications Corp.	Credit Suisse International	Call	USD	4.15	8/22/13	83,000	(22,500)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	8/23/13	5,600	(16,383)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Dividend Income Trust (formerly BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Hudson City Bancorp, Inc.	Morgan Stanley & Co. International PLC	Call	USD	9.80	8/27/13	10,300	$(1,457)
Intel Corp.	Citibank N.A.	Call	USD	23.67	8/29/13	6,600	(1,665)
AbbVie, Inc.	Credit Suisse International	Call	USD	44.04	9/03/13	4,000	(9,373)
Hang Seng Bank Ltd.	Citibank N.A.	Call	HKD	120.20	9/04/13	7,100	(1,242)
Hopewell Holdings Ltd.	UBS AG	Call	HKD	25.40	9/04/13	56,000	(3,671)
Keppel Corp. Ltd.	Citibank N.A.	Call	SGD	11.01	9/04/13	22,000	(339)
National Australia Bank Ltd.	UBS AG	Call	AUD	30.34	9/04/13	13,600	(15,367)
Oracle Corp. Japan	Citibank N.A.	Call	JPY	3,991.25	9/04/13	3,800	(1,749)
Ricoh Co. Ltd.	Citibank N.A.	Call	JPY	1,276.08	9/04/13	13,000	(673)
Santos Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	14.16	9/04/13	27,400	(5,390)
Takeda Pharmaceutical Co. Ltd.	Citibank N.A.	Call	JPY	4,834.80	9/04/13	4,400	(655)
Treasury Wine Estates Ltd.	Citibank N.A.	Call	AUD	4.99	9/04/13	14,200	(944)
United Overseas Bank Ltd.	Citibank N.A.	Call	SGD	21.26	9/04/13	8,000	(2,962)
HCP, Inc. - REIT	Morgan Stanley & Co. International PLC	Call	USD	46.69	9/06/13	1,200	(310)
Enbridge, Inc.	Credit Suisse International	Call	CAD	48.64	9/07/13	5,000	(2)
General Mills, Inc.	Citibank N.A.	Call	USD	51.50	9/11/13	14,300	(18,663)
GlaxoSmithKline PLC	Morgan Stanley & Co. International PLC	Call	GBP	17.71	9/11/13	13,000	(1,428)
Man Strategic Holdings PLC	UBS AG	Call	GBP	0.95	9/11/13	30,900	(362)
SSE PLC	Morgan Stanley & Co. International PLC	Call	GBP	16.16	9/11/13	14,000	(293)
Vinci SA	Goldman Sachs International	Call	EUR	39.75	9/11/13	4,900	(11,854)
BHP Billiton Ltd. - ADR	Credit Suisse International	Call	USD	65.20	9/13/13	1,600	(1,923)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	9/16/13	5,600	(16,088)
Pfizer, Inc.	Citibank N.A.	Call	USD	28.96	9/16/13	2,600	(2,118)
Prudential Financial, Inc.	Morgan Stanley & Co. International PLC	Call	USD	75.47	9/16/13	5,500	(25,891)
Wal-Mart Stores, Inc.	Morgan Stanley & Co. International PLC	Call	USD	78.10	9/16/13	3,600	(4,718)
Allianz SE	Deutsche Bank AG	Call	EUR	120.16	9/17/13	1,450	(5,015)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	Call	GBP	33.21	9/17/13	7,100	(7,334)
Bouygues SA	Goldman Sachs International	Call	EUR	22.34	9/17/13	3,300	(3,635)
Hennes & Mauritz AB, B Shares	Morgan Stanley & Co. International PLC	Call	SEK	239.67	9/17/13	9,100	(11,503)
Mobistar SA	Morgan Stanley & Co. International PLC	Call	EUR	10.96	9/17/13	1,800	(1,384)
Scania AB, B Shares	Goldman Sachs International	Call	SEK	138.72	9/17/13	15,000	(10,703)
Solvay SA	Goldman Sachs International	Call	EUR	103.05	9/17/13	900	(3,942)
TeliaSonera AB	Goldman Sachs International	Call	SEK	47.18	9/17/13	21,600	(3,124)
Zurich Insurance Group AG	UBS AG	Call	CHF	255.43	9/17/13	450	(1,729)
Mondelez International, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	31.12	9/18/13	8,200	(9,193)
Wells Fargo & Co.	Morgan Stanley & Co. International PLC	Call	USD	45.10	9/18/13	12,400	(5,233)
HCP, Inc. - REIT	UBS AG	Call	USD	45.73	9/24/13	2,500	(1,518)
M&T Bank Corp.	Morgan Stanley & Co. International PLC	Call	USD	118.78	9/24/13	1,800	(3,032)
Australia & New Zealand Banking Group Ltd.	UBS AG	Call	AUD	29.85	9/25/13	7,400	(5,531)
Nestle SA	Goldman Sachs International	Call	CHF	63.01	9/25/13	2,300	(2,861)
Ratos AB, B Shares	Goldman Sachs International	Call	SEK	59.23	9/25/13	16,100	(4,778)
BHP Billiton Ltd. - ADR	Credit Suisse International	Call	USD	65.20	9/27/13	1,600	(2,423)
Dominion Resources, Inc.	Citibank N.A.	Call	USD	60.10	9/30/13	3,500	(3,710)
Dominion Resources, Inc.	Credit Suisse International	Call	USD	60.40	9/30/13	2,600	(2,400)
Merck & Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.77	10/01/13	1,700	(1,370)

Total							$(393,406)

JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Dividend Income Trust (formerly BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, in the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$502,593	$2,449,964	—	$2,952,557
Belgium	—	391,217	—	391,217
Canada	2,408,473	—	—	2,408,473
France	1,522,535	1,254,141	—	2,776,676
Germany	853,669	1,454,002	—	2,307,671
Hong Kong	—	719,571	—	719,571
Japan	311,484	1,247,773	—	1,559,257
Netherlands	475,033	—	—	475,033
Singapore	—	791,304	—	791,304
Spain	—	238,113	—	238,113
Sweden	—	2,388,553	—	2,388,553
Switzerland	—	695,868	—	695,868
United Kingdom	1,367,675	3,986,186	—	5,353,861
United States	60,138,276	—	—	60,138,276
Short-Term Securities	2,807,035	—	—	2,807,035
Total	$70,386,773	$15,616,692	—	$86,003,465

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$27	—	—	$27
Liabilities:
Equity contracts	(269,338)	$(458,210)	—	(727,548)

Total	$(269,311)	$(458,210)	—	$(727,521)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

6	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Dividend Income Trust (formerly BlackRock S&P Quality Rankings Global Equity Managed Trust) (BQY)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$186,351	—	—	$186,351
Foreign currency at value	14,569	—	—	14,569
Total	$200,920	—	—	$200,920

There were no transfers between levels during the period ended July 31, 2013.

JULY 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Dividend Income Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Dividend Income Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Dividend Income Trust

Date: September 24, 2013